Quarterly Report
March 31, 2023
MFS®  Research
International Portfolio
MFS® Variable Insurance Trust II
RSS-Q1

Portfolio of Investments
3/31/23 (unaudited)
The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.
Issuer	Shares/Par	Value ($)
Common Stocks – 126.8%
Aerospace & Defense – 1.7%
MTU Aero Engines Holding AG	17,168	$4,293,471
Thales S.A.	13,680	2,022,883
		$6,316,354
Airlines – 0.6%
Ryanair Holdings PLC, ADR (a)	22,526	$2,123,977
Alcoholic Beverages – 2.6%
Diageo PLC	157,041	$7,001,246
Kirin Holdings Co. Ltd.	164,800	2,608,038
		$9,609,284
Apparel Manufacturers – 6.9%
Burberry Group PLC	59,063	$1,889,882
Compagnie Financiere Richemont S.A.	37,589	6,025,550
LVMH Moet Hennessy Louis Vuitton SE	16,024	14,674,005
NIKE, Inc., “B”	19,757	2,422,998
		$25,012,435
Automotive – 2.7%
Bridgestone Corp.	65,000	$2,640,547
Compagnie Generale des Etablissements Michelin	84,528	2,587,216
DENSO Corp.	23,200	1,309,617
Koito Manufacturing Co. Ltd.	163,200	3,091,139
		$9,628,519
Brokerage & Asset Managers – 4.8%
Euronext N.V.	79,821	$6,109,819
Hong Kong Exchanges & Clearing Ltd.	101,800	4,515,568
London Stock Exchange Group PLC	68,249	6,632,726
		$17,258,113
Business Services – 1.5%
Nomura Research Institute Ltd.	172,700	$4,016,001
Secom Co. Ltd.	23,400	1,440,280
		$5,456,281
Computer Software – 0.9%
Cadence Design Systems, Inc. (a)	14,295	$3,003,237
Lumine Group, Inc. (a)	9,370	101,985
		$3,105,222
Computer Software - Systems – 8.1%
Amadeus IT Group S.A. (a)	72,503	$4,854,559
Constellation Software, Inc.	3,123	5,871,448
Fujitsu Ltd.	45,700	6,177,043
Hitachi Ltd.	161,400	8,871,677
Samsung Electronics Co. Ltd.	73,160	3,627,881
		$29,402,608
Construction – 1.0%
Techtronic Industries Co. Ltd.	343,000	$3,744,722

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Consumer Products – 2.0%
Kao Corp.	61,500	$2,401,380
Reckitt Benckiser Group PLC	62,544	4,751,158
		$7,152,538
Consumer Services – 1.2%
Carsales.com Ltd.	110,668	$1,647,832
Persol Holdings Co. Ltd.	80,900	1,626,543
SEEK Ltd.	73,587	1,189,152
		$4,463,527
Electrical Equipment – 5.1%
Legrand S.A.	59,316	$5,425,595
Schneider Electric SE	78,975	13,202,167
		$18,627,762
Electronics – 3.3%
ASML Holding N.V.	3,066	$2,094,982
Kyocera Corp.	59,000	3,077,772
NXP Semiconductors N.V.	16,495	3,075,905
Taiwan Semiconductor Manufacturing Co. Ltd.	220,804	3,911,735
		$12,160,394
Energy - Independent – 1.7%
Reliance Industries Ltd.	78,699	$2,237,136
Woodside Energy Group Ltd.	173,077	3,899,807
		$6,136,943
Energy - Integrated – 4.4%
Eni S.p.A. (l)	297,654	$4,166,131
Galp Energia SGPS S.A., “B”	340,796	3,865,945
TotalEnergies SE	132,362	7,803,192
		$15,835,268
Energy - Renewables – 0.4%
Orsted A/S	16,904	$1,441,913
Food & Beverages – 4.7%
Danone S.A.	52,011	$3,232,623
Nestle S.A.	113,992	13,915,780
		$17,148,403
Food & Drug Stores – 0.3%
Sugi Holdings Co. Ltd.	23,200	$997,860
Gaming & Lodging – 1.8%
Aristocrat Leisure Ltd.	110,549	$2,764,341
Flutter Entertainment PLC (a)	8,788	1,597,934
Whitbread PLC	55,013	2,032,094
		$6,394,369
Insurance – 7.2%
AIA Group Ltd.	661,000	$6,945,379
Aon PLC	20,948	6,604,695
Beazley PLC	372,917	2,748,680
Hiscox Ltd.	163,393	2,239,568
Willis Towers Watson PLC	9,713	2,257,107
Zurich Insurance Group AG	11,297	5,404,336
		$26,199,765

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Internet – 1.9%
NAVER Corp.	9,265	$1,458,446
NetEase, Inc., ADR	32,396	2,865,102
Tencent Holdings Ltd.	50,100	2,448,054
		$6,771,602
Leisure & Toys – 0.5%
Yamaha Corp.	48,900	$1,887,359
Machinery & Tools – 8.5%
Daikin Industries Ltd.	35,900	$6,436,410
GEA Group AG	102,884	4,680,684
Kubota Corp.	204,500	3,097,766
Ritchie Bros. Auctioneers, Inc. (l)	29,987	1,687,171
Schindler Holding AG	13,375	2,958,684
SMC Corp.	11,900	6,309,342
Toyota Industries Corp.	56,500	3,146,253
Weir Group PLC	115,829	2,656,261
		$30,972,571
Major Banks – 7.2%
Bank of Ireland Group PLC	103,954	$1,051,170
BNP Paribas	116,524	6,976,902
DBS Group Holdings Ltd.	136,900	3,402,268
Mitsubishi UFJ Financial Group, Inc.	564,700	3,623,230
NatWest Group PLC	2,105,278	6,878,749
UBS Group AG	203,859	4,297,984
		$26,230,303
Medical Equipment – 2.8%
ConvaTec Group PLC	878,305	$2,478,972
QIAGEN N.V. (a)	114,587	5,208,139
Terumo Corp.	86,500	2,335,195
		$10,022,306
Metals & Mining – 1.6%
Glencore PLC	1,011,782	$5,819,878
Natural Gas - Distribution – 0.5%
China Resources Gas Group Ltd.	450,000	$1,659,575
Natural Gas - Pipeline – 0.4%
APA Group	237,603	$1,612,360
Other Banks & Diversified Financials – 5.3%
HDFC Bank Ltd.	192,428	$3,783,139
Julius Baer Group Ltd.	96,797	6,627,630
Macquarie Group Ltd.	33,984	4,003,400
Visa, Inc., “A”	20,870	4,705,350
		$19,119,519
Pharmaceuticals – 13.6%
Bayer AG	59,502	$3,789,197
Kyowa Kirin Co. Ltd.	213,500	4,657,815
Merck KGaA	24,053	4,474,963
Novo Nordisk A.S., “B”	103,113	16,363,269
Roche Holding AG	47,013	13,454,528
Sanofi	35,307	3,845,008

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Pharmaceuticals – continued
Santen Pharmaceutical Co. Ltd.	342,100	$2,919,097
		$49,503,877
Printing & Publishing – 0.8%
Wolters Kluwer N.V.	22,642	$2,857,003
Real Estate – 1.7%
ESR Group Ltd.	836,600	$1,494,952
Grand City Properties S.A.	157,588	1,116,859
LEG Immobilien SE	62,907	3,443,879
		$6,055,690
Restaurants – 0.9%
Yum China Holdings, Inc.	49,547	$3,140,784
Specialty Chemicals – 9.7%
Akzo Nobel N.V.	33,922	$2,648,029
Croda International PLC	54,339	4,364,713
Kansai Paint Co. Ltd.	102,100	1,381,275
Linde PLC	39,677	14,102,793
Nitto Denko Corp.	57,600	3,722,385
Sika AG	17,038	4,782,330
Symrise AG	39,687	4,312,663
		$35,314,188
Specialty Stores – 0.4%
ZOZO, Inc.	62,800	$1,436,170
Telecommunications - Wireless – 3.3%
Advanced Info Service Public Co. Ltd.	441,400	$2,736,564
Cellnex Telecom S.A.	75,399	2,934,966
KDDI Corp.	126,700	3,912,688
SoftBank Group Corp.	58,500	2,302,801
		$11,887,019
Telephone Services – 0.5%
Hellenic Telecommunications Organization S.A.	113,789	$1,664,722
Tobacco – 1.5%
British American Tobacco PLC	159,441	$5,586,875
Utilities - Electric Power – 2.8%
CLP Holdings Ltd.	267,500	$1,932,158
E.ON SE	220,508	2,750,121
Iberdrola S.A.	440,402	5,485,419
		$10,167,698
Total Common Stocks		$459,925,756
	Strike Price	First Exercise
Warrants – 0.0%
Apparel Manufacturers – 0.0%
Compagnie Financiere Richemont S.A. (1 share for 2 warrants, Expiration 12/04/23) (a)	CHF 67	11/20/23	54,066	$67,955

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Investment Companies (h) – 0.6%
Money Market Funds – 0.6%
MFS Institutional Money Market Portfolio, 4.56% (v)	2,080,992	$2,081,408

Other Assets, Less Liabilities – (27.4)%		(99,441,401)
Net Assets – 100.0%		$362,633,718
(a)	Non-income producing security.
(h)	An affiliated issuer, which may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. At period end, the aggregate values of the fund's investments in affiliated issuers and in unaffiliated issuers were $2,081,408 and $459,993,711, respectively.
(l)	A portion of this security is on loan. See Note 2 for additional information.
(v)	Affiliated issuer that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.
The following abbreviations are used in this report and are defined:
ADR	American Depositary Receipt
Abbreviations indicate amounts shown in currencies other than the U.S. dollar. All amounts are stated in U.S. dollars unless otherwise indicated. A list of abbreviations is shown below:
CHF	Swiss Franc
See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

Supplemental Information
3/31/23 (unaudited)
The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies.
(1) Investment Valuations
Subject to its oversight, the fund's Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments to MFS as the fund's adviser, pursuant to the fund’s valuation policy and procedures which have been adopted by the adviser and approved by the Board. In accordance with Rule 2a-5 under the Investment Company Act of 1940, the Board of Trustees designated the adviser as the “valuation designee” of the fund. If the adviser, as valuation designee, determines that reliable market quotations are not readily available for an investment, the investment is valued at fair value as determined in good faith by the adviser in accordance with the adviser’s fair valuation policy and procedures.
Under the fund's valuation policy and procedures, equity securities, including restricted equity securities, are generally valued at the last sale or official closing price on their primary market or exchange as provided by a third-party pricing service. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation on their primary market or exchange as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Open-end investment companies are generally valued at net asset value per share. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.
Under the fund’s valuation policy and procedures, market quotations are not considered to be readily available for debt instruments, floating rate loans, and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services or otherwise determined by the adviser in accordance with the adviser’s fair valuation policy and procedures. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. In determining values, third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, spreads and other market data. An investment may also be valued at fair value if the adviser determines that the investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halt of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.
Various inputs are used in determining the value of the fund's assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment's level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund's assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other

Supplemental Information (unaudited) – continued
significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes significant unobservable inputs, which may include the adviser's own assumptions in determining the fair value of investments. The following is a summary of the levels used as of March 31, 2023 in valuing the fund's assets and liabilities:
Financial Instruments	Level 1	Level 2	Level 3	Total
Equity Securities:
Japan	$—	$85,425,683	$—	$85,425,683
France	40,819,424	25,059,986	—	65,879,410
Switzerland	9,770,275	47,764,502	—	57,534,777
United Kingdom	22,744,220	32,336,582	—	55,080,802
United States	36,172,085	—	—	36,172,085
Germany	34,069,976	—	—	34,069,976
Hong Kong	6,447,726	12,185,053	—	18,632,779
Denmark	—	17,805,182	—	17,805,182
Australia	—	15,116,892	—	15,116,892
Other Countries	39,188,461	35,087,664	—	74,276,125
Mutual Funds	2,081,408	—	—	2,081,408
Total	$191,293,575	$270,781,544	$—	$462,075,119
For further information regarding security characteristics, see the Portfolio of Investments.
(2) Securities Lending Collateral
At March 31, 2023, the value of securities loaned was $2,181,868. These loans were collateralized by U.S. Treasury Obligations (held by the lending agent) of $2,362,091.
(3) Investments in Affiliated Issuers
An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the following were affiliated issuers:
Affiliated Issuers	Beginning Value	Purchases	Sales Proceeds	Realized Gain (Loss)	Change in Unrealized Appreciation or Depreciation	Ending Value
MFS Institutional Money Market Portfolio	$4,172,046	$11,022,908	$13,113,268	$247	$(525)	$2,081,408
Affiliated Issuers	Dividend Income	Capital Gain Distributions
MFS Institutional Money Market Portfolio	$641	$—
(4) Issuer Country Weightings
Issuer country weighting percentages of portfolio holdings based on net assets, as of March 31, 2023, are as follows:
Japan	18.4%
France	14.2%
Switzerland	12.4%
United Kingdom	11.9%
United States	8.7%
Germany	7.3%
Hong Kong	4.0%
Denmark	3.8%
Australia	3.3%
Other Countries	16.0%